Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PARADIGM FUNDS
Entity Central Index Key	0001196878
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Paradigm Value Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Value Fund
Class Name	Paradigm Value Fund
Trading Symbol	PVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Value Fund	$69	1.42%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.42% [1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Fund decreased 4.94% in the first half of 2025, compared to a 3.16% decrease for its benchmark, the Russell 2000 Value Index.  Since inception (January 1, 2003) on an annualized basis, the Fund has returned 11.33%, compared to 8.83% for the benchmark.

The Materials sector was the largest contributor to the portfolio in the first half of 2025. Our strong stock selection and overweight allocation in the Information Technology sector resulted in the sector being another positive contributor to the overall portfolio.

Health Care was the largest detractor to the portfolio in the first half of 2025 due to stock-specific challenges in the Health Care Equipment and Supplies industry. Secondarily there was underperformance in the Life Science Tools & Services industry driven by NIH research funding cuts that began in February and ensuing industry uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	1.18%	12.15%	8.61%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 44,269,115
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 318,356
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$44,269,115
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$318,356

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	8.7%
A10 Networks, Inc.	4.8%
Addus HomeCare Corporation	4.6%
Sensient Technologies Corporation	3.9%
RadNet, Inc.	3.6%
Mid-America Apartment Communities Inc.	3.5%
Kulicke & Soffa Industries Inc.	3.5%
TD SYNNEX Corporation	3.3%
Kforce Inc.	3.3%
Enovis Corporation	2.8%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	8.7%
A10 Networks, Inc.	4.8%
Addus HomeCare Corporation	4.6%
Sensient Technologies Corporation	3.9%
RadNet, Inc.	3.6%
Mid-America Apartment Communities Inc.	3.5%
Kulicke & Soffa Industries Inc.	3.5%
TD SYNNEX Corporation	3.3%
Kforce Inc.	3.3%
Enovis Corporation	2.8%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus dated May 1, 2025, which is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/ or upon request at 1-800-595-3044.

Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.25%.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.25%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus dated May 1, 2025, which is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/ or upon request at 1-800-595-3044.Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.25%.
Updated Prospectus Phone Number	1-800-595-3044
Updated Prospectus Web Address	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Paradigm Select Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Select Fund
Class Name	Paradigm Select Fund
Trading Symbol	PFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Select Fund	$55	1.15%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Fund depreciated 5.89% in the first half of 2025, compared to an increase of 0.44% for its benchmark, the Russell 2500 Index.  Since inception (January 1, 2005) on an annualized basis, the Fund has returned 9.72%, compared to 8.58% for the benchmark.

The Materials sector was the largest contributor to the portfolio in the first half of 2025. The sector outperformed, returning 53.29% versus (0.05%) for the benchmark.

Health Care was the largest detractor to the portfolio in the first half of 2025 due to stock-specific challenges in the Health Care Equipment and Supplies industry. Secondarily there was underperformance in the Life Science Tools & Services industry driven by NIH research funding cuts that began in February and ensuing industry uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	1.49%	12.82%	10.26%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 2500® Index	9.91%	11.44%	8.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 114,216,064
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 680,196
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$114,216,064
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$680,196
Total Advisory Fees Before Waiver ($)	$822,499

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	11.1%
Natera, Inc.	10.2%
Marvell Technology, Inc.	5.1%
Globus Medical, Inc. - Class A	4.5%
Builders FirstSource, Inc.	4.4%
Carpenter Technology Corporation	3.8%
Garmin Ltd.	3.5%
Zurn Elkay Water Solutions Corporation	3.3%
Boise Cascade Company	3.2%
Teradyne, Inc.	2.6%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	11.1%
Natera, Inc.	10.2%
Marvell Technology, Inc.	5.1%
Globus Medical, Inc. - Class A	4.5%
Builders FirstSource, Inc.	4.4%
Carpenter Technology Corporation	3.8%
Garmin Ltd.	3.5%
Zurn Elkay Water Solutions Corporation	3.3%
Boise Cascade Company	3.2%
Teradyne, Inc.	2.6%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus dated May 1, 2025, which is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/ or upon request at 1-800-595-3044.

Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.15%.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.15%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus dated May 1, 2025, which is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/ or upon request at 1-800-595-3044.Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.15%.
Updated Prospectus Phone Number	1-800-595-3044
Updated Prospectus Web Address	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Paradigm Micro-Cap Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Micro-Cap Fund
Class Name	Paradigm Micro-Cap Fund
Trading Symbol	PVIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Micro-Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Micro-Cap Fund	$59	1.25%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Fund decreased 10.59% in the first half of 2025, compared to a decrease of 1.10% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 8.81%, compared to 6.66% for the benchmark.

Due to the overall weakness of equities in the first half of 2025, there were no material contributing sectors in the portfolio.

Health Care was the largest detractor to the portfolio in the first half of 2025 due to stock-specific challenges in the Health Care Equipment and Supplies and Health Care Equipment and Services industries, partially offset by strong stock selection in the Health Care Provider & Services industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	-4.96%	13.27%	9.85%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Index	13.40%	9.30%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 136,108,062
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 912,497
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$136,108,062
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	36%
Total Advisory Fees Paid ($)	$912,497

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	8.7%
Goldman Sachs FS Government Fund Institutional Class	7.0%
The Ensign Group, Inc.	4.5%
Insight Enterprises, Inc.	4.1%
Integra LifeSciences Holdings Corporation	4.0%
Orthofix Medical, Inc.	3.6%
Enovis Corporation	3.2%
Enviri Corp.	3.2%
Extreme Networks, Inc.	3.2%
Kadant Inc.	3.0%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	8.7%
Goldman Sachs FS Government Fund Institutional Class	7.0%
The Ensign Group, Inc.	4.5%
Insight Enterprises, Inc.	4.1%
Integra LifeSciences Holdings Corporation	4.0%
Orthofix Medical, Inc.	3.6%
Enovis Corporation	3.2%
Enviri Corp.	3.2%
Extreme Networks, Inc.	3.2%
Kadant Inc.	3.0%

[1]	Annualized.